Restructuring and Asset Impairment Charges - Summary of Restructuring Activity (Detail) - Employee severance and termination benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Restructuring Reserve [Roll Forward]
Accrued restructuring, beginning balance	$ 342	$ 0
Cash payments	(342)	(4,341)
Restructuring expenses		4,683
Accrued restructuring, ending balance	$ 0	$ 342